Capital Contributions (SQN AIF IV, L.P.)	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Capital Contribution [Line Items]
Capital Contribution
3.	Capital Contributions

The General Partner has made the following cash payments to the Partnership: (i) a general partner capital contribution of $100 and (ii) an additional $1,000 for any incidental costs which may arise which is shown as due to SQN AIF IV GP, LLC at December 31, 2012 in the accompanying balance sheet. The Partnership’s Investment Manager made the initial cash payment to the Partnership of $500 which was applied against the Investment Manager’s purchase of the initial Limited Partner’s interest in the Partnership. At December 31, 2012, the Partnership recorded a $500 subscription receivable as an asset for the remaining unpaid portion of the Investment Manager’s purchase of the initial limited partnership interest, which was subsequently received on January 29, 2013. Once the Partnership completes its first closing and admits additional Limited Partners, the initial Limited Partner will be refunded its initial capital contribution.